Document and Entity Information	12 Months Ended
Apr. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	BARON SELECT FUNDS
Central Index Key	0001217673
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 26, 2013
Prospectus Date	Apr 26, 2013

Baron Partners Fund
Baron Partners Fund
Investment Goal
The investment goal of Baron Partners Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Partners Fund		Management Fee	Distribution (12b-1) Fee	Operating Expenses	Interest Expense	Total Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.15%	0.34%	0.49%	1.74%	[2]
Institutional Shares	[1]	1.00%	none	0.13%	0.35%	0.48%	1.48%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.45% of average daily net assets of Retail Shares and 1.20% of average daily net assets of Institutional Shares. For the fiscal year ended December 31, 2012, no expense reimbursement was required for either share class.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same at 1.74% for the Retail Shares and 1.48% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Partners Fund (USD $)	1	3	5	10
Retail Shares	177	548	944	2,052
Institutional Shares	151	468	808	1,768

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 13.04% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. growth companies of any size. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within four to five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Leverage. The Fund may borrow money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund's returns.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance
Although Baron Partners Fund was registered as a mutual fund on April 30, 2003, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on January 31, 1992, and since its conversion to a Delaware statutory trust structure on April 30, 2003. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 20% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on January 31, 1992 through April 30, 2003, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	6/30/03: 20.01%
Worst Quarter:	12/31/08: (32.00)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to May 1, 2003, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Partners Fund		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		16.35%	(0.28%)	11.35%	11.92%	Jan 31, 1992
Retail Shares Return after taxes on distributions		16.35%	(0.42%)			Jan 31, 1992
Retail Shares Return after taxes on distributions and sale of Fund shares		10.63%	(0.29%)			Jan 31, 1992
Institutional Shares	[1]	16.70%	(0.08%)	11.46%	11.97%	May 29, 2009
Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	10.32%	8.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	8.32%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Partners Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 13.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same at 1.74% for the Retail Shares and 1.48% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. growth companies of any size. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within four to five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Leverage. The Fund may borrow money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund's returns.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although Baron Partners Fund was registered as a mutual fund on April 30, 2003, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on January 31, 1992, and since its conversion to a Delaware statutory trust structure on April 30, 2003. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 20% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on January 31, 1992 through April 30, 2003, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/03: 20.01%
Worst Quarter:	12/31/08: (32.00)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to May 1, 2003, the Fund is unable to show after-tax returns prior to that date.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron Partners Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Interest Expense	rr_Component2OtherExpensesOverAssets	0.34%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1],[2]
1	rr_ExpenseExampleYear01	177
3	rr_ExpenseExampleYear03	548
5	rr_ExpenseExampleYear05	944
10	rr_ExpenseExampleYear10	2,052
2003	rr_AnnualReturn2003	34.95%
2004	rr_AnnualReturn2004	42.35%
2005	rr_AnnualReturn2005	14.37%
2006	rr_AnnualReturn2006	21.55%
2007	rr_AnnualReturn2007	11.34%
2008	rr_AnnualReturn2008	(46.67%)
2009	rr_AnnualReturn2009	28.20%
2010	rr_AnnualReturn2010	31.52%
2011	rr_AnnualReturn2011	(5.74%)
2012	rr_AnnualReturn2012	16.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.00%)
1 year	rr_AverageAnnualReturnYear01	16.35%
5 years	rr_AverageAnnualReturnYear05	(0.28%)
10 years	rr_AverageAnnualReturnYear10	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
Baron Partners Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Interest Expense	rr_Component2OtherExpensesOverAssets	0.35%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[1],[2]
1	rr_ExpenseExampleYear01	151
3	rr_ExpenseExampleYear03	468
5	rr_ExpenseExampleYear05	808
10	rr_ExpenseExampleYear10	1,768
1 year	rr_AverageAnnualReturnYear01	16.70%	[3]
5 years	rr_AverageAnnualReturnYear05	(0.08%)	[3]
10 years	rr_AverageAnnualReturnYear10	11.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron Partners Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.35%
5 years	rr_AverageAnnualReturnYear05	(0.42%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
Baron Partners Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.63%
5 years	rr_AverageAnnualReturnYear05	(0.29%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
Baron Partners Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.81%
5 years	rr_AverageAnnualReturnYear05	3.23%
10 years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Baron Partners Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.45% of average daily net assets of Retail Shares and 1.20% of average daily net assets of Institutional Shares. For the fiscal year ended December 31, 2012, no expense reimbursement was required for either share class.
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

Baron Focused Growth Fund
Baron Focused Growth Fund
Investment Goal
The investment goal of Baron Focused Growth Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Focused Growth Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.23%	1.48%	(0.13%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	0.16%	1.16%	(0.06%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Focused Growth Fund (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 38.38% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies. A small-sized growth company is defined as one having a market capitalization of less than $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/04: 22.29%
Worst Quarter:	12/31/08: (28.15)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes), which includes its predecessor partnership’s average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to July 1, 2008, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Focused Growth Fund		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		15.96%	3.13%	14.11%	11.28%	May 31, 1996
Retail Shares Return after taxes on distributions		15.96%				May 31, 1996
Retail Shares Return after taxes on distributions and sale of Fund shares		10.38%				May 31, 1996
Institutional Shares	[1]	16.17%	3.29%	14.20%	11.33%	May 29, 2009
Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)		16.13%	4.07%	10.55%	5.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	6.59%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Focused Growth Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 38.38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies. A small-sized growth company is defined as one having a market capitalization of less than $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

		Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/04: 22.29%
Worst Quarter:	12/31/08: (28.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes), which includes its predecessor partnership’s average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to July 1, 2008, the Fund is unable to show after-tax returns prior to that date.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron Focused Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	1,624
2003	rr_AnnualReturn2003	40.01%
2004	rr_AnnualReturn2004	50.24%
2005	rr_AnnualReturn2005	4.51%
2006	rr_AnnualReturn2006	26.63%
2007	rr_AnnualReturn2007	15.25%
2008	rr_AnnualReturn2008	(39.06%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	25.17%
2011	rr_AnnualReturn2011	(1.42%)
2012	rr_AnnualReturn2012	15.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.15%)
1 year	rr_AverageAnnualReturnYear01	15.96%
5 years	rr_AverageAnnualReturnYear05	3.13%
10 years	rr_AverageAnnualReturnYear10	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	1,340
1 year	rr_AverageAnnualReturnYear01	16.17%	[3]
5 years	rr_AverageAnnualReturnYear05	3.29%	[3]
10 years	rr_AverageAnnualReturnYear10	14.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron Focused Growth Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.96%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.38%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.13%
5 years	rr_AverageAnnualReturnYear05	4.07%
10 years	rr_AverageAnnualReturnYear10	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Baron Focused Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

Baron International Growth Fund
Baron International Growth Fund
Investment Goal
The investment goal of Baron International Growth Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron International Growth Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.53%	1.78%	(0.28%)	1.50%	[2]
Institutional Shares	[1]	1.00%	none	0.40%	1.40%	(0.15%)	1.25%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for the Retail Shares and 1.25% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron International Growth Fund (USD $)	1	3	5	10
Retail Shares	153	474	818	1,791
Institutional Shares	127	397	686	1,511

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 39.02% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of non-U.S. growth companies. Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund's total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index and countries in the MSCI Frontier Markets (FM) Index. The Fund may purchase securities of companies of any size, but expects to focus on small- and mid-sized growth companies with market capitalizations of $10 billion or less at the time of purchase. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in non-U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	9/30/09: 21.50%
Worst Quarter:	9/30/11: (19.86)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron International Growth Fund		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		17.80%			15.36%	Dec 31, 2008
Retail Shares Return after taxes on distributions		17.80%			14.63%	Dec 31, 2008
Retail Shares Return after taxes on distributions and sale of Fund shares		11.57%			13.18%	Dec 31, 2008
Institutional Shares	[1]	18.17%			15.64%	May 29, 2009
MSCI AC World ex USA IMI Growth Index (reflects no deduction for fees, expenses or taxes)		16.69%			12.93%
MSCI AC World ex USA Index (reflects no deduction for fees, expenses or taxes)		16.83%			12.20%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

The MSCI AC World ex USA IMI Growth Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron International Growth Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 39.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.02%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for the Retail Shares and 1.25% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of non-U.S. growth companies. Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund's total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index and countries in the MSCI Frontier Markets (FM) Index. The Fund may purchase securities of companies of any size, but expects to focus on small- and mid-sized growth companies with market capitalizations of $10 billion or less at the time of purchase. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

		The Fund's investments in non-U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

		Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI AC World ex USA IMI Growth Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/09: 21.50%
Worst Quarter:	9/30/11: (19.86)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI AC World ex USA IMI Growth Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron International Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.50%	[1],[2]
1	rr_ExpenseExampleYear01	153
3	rr_ExpenseExampleYear03	474
5	rr_ExpenseExampleYear05	818
10	rr_ExpenseExampleYear10	1,791
2009	rr_AnnualReturn2009	44.69%
2010	rr_AnnualReturn2010	24.22%
2011	rr_AnnualReturn2011	(16.35%)
2012	rr_AnnualReturn2012	17.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
1 year	rr_AverageAnnualReturnYear01	17.80%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.25%	[1],[2]
1	rr_ExpenseExampleYear01	127
3	rr_ExpenseExampleYear03	397
5	rr_ExpenseExampleYear05	686
10	rr_ExpenseExampleYear10	1,511
1 year	rr_AverageAnnualReturnYear01	18.17%	[3]
5 years	rr_AverageAnnualReturnYear05		[3]
10 years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	15.64%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron International Growth Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.80%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.57%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | MSCI AC World ex USA IMI Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.69%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Baron International Growth Fund | MSCI AC World ex USA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.83%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

Baron Real Estate Fund
Baron Real Estate Fund
Investment Goal
The investment goal of Baron Real Estate Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Real Estate Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.51%	1.76%	(0.41%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	0.44%	1.44%	(0.34%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Real Estate Fund (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 30.14% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, and in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies"). The Fund's investments in non-U.S. companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects, have significant barriers to competition and are attractively priced relative to the Adviser's assessment of the businesses' long-term growth prospects, future cash flows and asset values. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.

A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.

Examples of companies that might qualify under one of these categories include:
  Real estate operating companies;
  Real estate investment trusts ("REITs");
  Homebuilders;
  Hotel, hotel management companies and gaming companies;
  Real estate brokerage/services companies and/or management companies;
  Financial institutions that make or service mortgage loans;
  Manufacturers or distributors of construction materials and/or building supplies/products;
  Home furnishing and home improvement retail companies;
  Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
  Construction and engineering companies; and
  Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.
The Fund will invest more than 25% of its net assets in the real estate industry.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Fund's Board of Trustees without shareholder approval upon at least 60 days' notice.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Real Estate Industry Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Prepayment. Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/11: 17.08%
Worst Quarter:	9/30/11: (19.99)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Real Estate Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	42.60%			22.02%	Dec 31, 2009
Retail Shares Return after taxes on distributions	42.02%			21.69%	Dec 31, 2009
Retail Shares Return after taxes on distributions and sale of Fund shares	27.98%			19.05%	Dec 31, 2009
Institutional Shares	42.99%			22.30%	Dec 31, 2009
MSCI USA IMI Extended Real Estate Index (reflects no deduction for fees, expenses or taxes)	27.00%			15.71%	Dec 31, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%			10.87%	Dec 31, 2009

The MSCI USA IMI Extended Real Estate Index Net is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. The S&P 500 Index is an unmanaged index of larger-cap companies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Real Estate Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 30.14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.14%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, and in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies"). The Fund's investments in non-U.S. companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects, have significant barriers to competition and are attractively priced relative to the Adviser's assessment of the businesses' long-term growth prospects, future cash flows and asset values. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.

A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.

Examples of companies that might qualify under one of these categories include:
  Real estate operating companies;
  Real estate investment trusts ("REITs");
  Homebuilders;
  Hotel, hotel management companies and gaming companies;
  Real estate brokerage/services companies and/or management companies;
  Financial institutions that make or service mortgage loans;
  Manufacturers or distributors of construction materials and/or building supplies/products;
  Home furnishing and home improvement retail companies;
  Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
  Construction and engineering companies; and
  Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.
The Fund will invest more than 25% of its net assets in the real estate industry.

		The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Fund's Board of Trustees without shareholder approval upon at least 60 days' notice.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, and in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Real Estate Industry Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Prepayment. Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

		Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI USA IMI Extended Real Estate Index Net is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. The S&P 500 Index is an unmanaged index of larger-cap companies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/11: 17.08%
Worst Quarter:	9/30/11: (19.99)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI USA IMI Extended Real Estate Index Net is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. The S&P 500 Index is an unmanaged index of larger-cap companies.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron Real Estate Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	1,624
2010	rr_AnnualReturn2010	26.60%
2011	rr_AnnualReturn2011	0.63%
2012	rr_AnnualReturn2012	42.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.99%)
1 year	rr_AverageAnnualReturnYear01	42.60%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	1,340
1 year	rr_AverageAnnualReturnYear01	42.99%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.30%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	42.02%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.69%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.98%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	19.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | MSCI USA IMI Extended Real Estate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.00%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.71%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Baron Emerging Markets Fund
Baron Emerging Markets Fund
Investment Goal
The investment goal of Baron Emerging Markets Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Emerging Markets Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	2.76%	4.01%	(2.51%)	1.50%	[2]
Institutional Shares	[1]	1.00%	none	2.37%	3.37%	(2.12%)	1.25%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for the Retail Shares and 1.25% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Emerging Markets Fund (USD $)	1	3	5	10
Retail Shares	153	474	818	1,791
Institutional Shares	127	397	686	1,511

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 42.68% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index. The Fund may invest up to 20% of its net assets in U.S. and other developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index. The Fund's investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Frontier Countries. The Fund's investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.

Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	3/31/12: 15.34%
Worst Quarter:	9/30/11: (16.43)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Emerging Markets Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	22.98%			0.91%	Dec 31, 2010
Retail Shares Return after taxes on distributions	22.56%			0.74%	Dec 31, 2010
Retail Shares Return after taxes on distributions and sale of Fund shares	15.03%			0.69%	Dec 31, 2010
Institutional Shares	23.22%			1.13%	Dec 31, 2010
MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees, expenses or taxes)	20.72%			(1.75%)	Dec 31, 2010
MSCI EM (Emerging Markets) IMI Index (reflects no deduction for fees, expenses or taxes)	18.68%			(2.25%)	Dec 31, 2010

The MSCI EM (Emerging Markets) IMI indexes cited are unmanaged, free float-adjusted market capitalization weighted indexes reflected in U.S. dollars. The MSCI EM (Emerging Markets) IMI Growth Index Net and the MSCI EM (Emerging Markets) IMI Index Net are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net screens for growth-style securities.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Emerging Markets Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 42.68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.68%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for the Retail Shares and 1.25% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index. The Fund may invest up to 20% of its net assets in U.S. and other developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index. The Fund's investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

		The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Frontier Countries. The Fund's investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.

Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

		Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EM (Emerging Markets) IMI indexes cited are unmanaged, free float-adjusted market capitalization weighted indexes reflected in U.S. dollars. The MSCI EM (Emerging Markets) IMI Growth Index Net and the MSCI EM (Emerging Markets) IMI Index Net are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net screens for growth-style securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/12: 15.34%
Worst Quarter:	9/30/11: (16.43)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI EM (Emerging Markets) IMI indexes cited are unmanaged, free float-adjusted market capitalization weighted indexes reflected in U.S. dollars. The MSCI EM (Emerging Markets) IMI Growth Index Net and the MSCI EM (Emerging Markets) IMI Index Net are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net screens for growth-style securities.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron Emerging Markets Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.51%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.50%	[1],[2]
1	rr_ExpenseExampleYear01	153
3	rr_ExpenseExampleYear03	474
5	rr_ExpenseExampleYear05	818
10	rr_ExpenseExampleYear10	1,791
2011	rr_AnnualReturn2011	(17.20%)
2012	rr_AnnualReturn2012	22.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
1 year	rr_AverageAnnualReturnYear01	22.98%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Baron Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.25%	[1],[2]
1	rr_ExpenseExampleYear01	127
3	rr_ExpenseExampleYear03	397
5	rr_ExpenseExampleYear05	686
10	rr_ExpenseExampleYear10	1,511
1 year	rr_AverageAnnualReturnYear01	23.22%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Baron Emerging Markets Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.56%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Baron Emerging Markets Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.03%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Baron Emerging Markets Fund | MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	20.72%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Baron Emerging Markets Fund | MSCI EM (Emerging Markets) IMI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.68%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.

Baron Energy and Resources Fund
Baron Energy and Resources Fund
Investment Goal
The investment goal of Baron Energy and Resources Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Energy and Resources Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	7.82%	9.07%	(7.72%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	7.65%	8.65%	(7.55%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Energy and Resources Fund (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 35.74% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships ("MLPs") of any market capitalization. Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund's investments in non-U.S. companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have the potential for high total return, have significant barriers to competition, and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Energy companies and MLPs are companies that the Adviser determines are principally in the energy industry, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and alternative energy. Energy companies and MLPs may include integrated oil companies, drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels. Energy-related companies and MLPs are those with products and services related to the exploration, extraction, production, sale or distribution of energy resources.

Resources companies and MLPs are companies that the Adviser determines are principally engaged in owning or developing resources, or supplying goods and services to such companies, and in precious metals. These companies and MLPs may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning resources.

Resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products and other basic commodities. Resources-related companies and MLPs are those supplying goods and services to resource companies.

The Fund will invest more than 25% of its net assets in the energy and resources industries.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Fund's Board of Trustees without shareholder approval upon at least 60 days notice.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Energy Industry Risk. Energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Resources Industry Risk. Resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, weather or meteorological events, and tax and other government regulations.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	9/30/12: 7.58%
Worst Quarter:	6/30/12: (13.25)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Energy and Resources Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	(5.40%)			(5.40%)	Dec 30, 2011
Retail Shares Return after taxes on distributions	(5.40%)			(5.40%)	Dec 30, 2011
Retail Shares Return after taxes on distributions and sale of Fund shares	(3.51%)			(3.51%)	Dec 30, 2011
Institutional Shares	(5.20%)			(5.20%)	Dec 30, 2011
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	2.20%			2.20%	Dec 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%			16.00%	Dec 30, 2011

The S&P North American Natural Resources Sector Index is an unmanaged index which measures the performance of U.S.-traded natural resources related stocks. The S&P 500 Index is an unmanaged index of larger-cap companies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Energy and Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Energy and Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Energy and Resources Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 35.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships ("MLPs") of any market capitalization. Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund's investments in non-U.S. companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have the potential for high total return, have significant barriers to competition, and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Energy companies and MLPs are companies that the Adviser determines are principally in the energy industry, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and alternative energy. Energy companies and MLPs may include integrated oil companies, drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels. Energy-related companies and MLPs are those with products and services related to the exploration, extraction, production, sale or distribution of energy resources.

Resources companies and MLPs are companies that the Adviser determines are principally engaged in owning or developing resources, or supplying goods and services to such companies, and in precious metals. These companies and MLPs may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning resources.

Resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products and other basic commodities. Resources-related companies and MLPs are those supplying goods and services to resource companies.

The Fund will invest more than 25% of its net assets in the energy and resources industries.

		The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Fund's Board of Trustees without shareholder approval upon at least 60 days notice.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships ("MLPs") of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Energy Industry Risk. Energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Resources Industry Risk. Resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, weather or meteorological events, and tax and other government regulations.

		Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P North American Natural Resources Sector Index is an unmanaged index which measures the performance of U.S.-traded natural resources related stocks. The S&P 500 Index is an unmanaged index of larger-cap companies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/12: 7.58%
Worst Quarter:	6/30/12: (13.25)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P North American Natural Resources Sector Index is an unmanaged index which measures the performance of U.S.-traded natural resources related stocks. The S&P 500 Index is an unmanaged index of larger-cap companies.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
Baron Energy and Resources Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.07%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.72%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	1,624
2012	rr_AnnualReturn2012	(5.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.25%)
1 year	rr_AverageAnnualReturnYear01	(5.40%)
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Baron Energy and Resources Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.65%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.55%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	1,340
1 year	rr_AverageAnnualReturnYear01	(5.20%)
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Baron Energy and Resources Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.40%)
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Baron Energy and Resources Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.51%)
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.51%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Baron Energy and Resources Fund | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.20%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Baron Energy and Resources Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011

[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Baron Global Advantage Fund
Baron Global Advantage Fund
Investment Goal
The investment goal of Baron Global Advantage Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Global Advantage Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	7.10%	8.35%	(6.85%)	1.50%	[2]
Institutional Shares	[1]	1.00%	none	6.33%	7.33%	(6.08%)	1.25%	[2]
[1]	Based on the period April 30, 2012 (commencement of operations) to December 31, 2012. Certain fixed expenses incurred were not annualized during the period.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for Retail Shares and 1.25% for Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Global Advantage Fund (USD $)	1	3	5	10
Retail Shares	153	474	818	1,791
Institutional Shares	127	397	686	1,511

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period April 30, 2012 (commencement of operations) to December 31, 2012, the Fund’s portfolio turnover rate was 24.64% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in established and emerging markets companies located throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Growth Index Net. At all times, the Fund will have investments in the securities of companies in at least three countries. The Adviser selects securities that it believes have favorable price-to-value characteristics, have strong free cash flow, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Performance
Since Baron Global Advantage Fund was launched on April 30, 2012, it does not have performance information for a full calendar year. Please visit the Fund’s website www.baronfunds.com for the most updated performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Baron Global Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Global Advantage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Global Advantage Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period April 30, 2012 (commencement of operations) to December 31, 2012, the Fund’s portfolio turnover rate was 24.64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.50% for Retail Shares and 1.25% for Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal circumstances, invests primarily in established and emerging markets companies located throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Growth Index Net. At all times, the Fund will have investments in the securities of companies in at least three countries. The Adviser selects securities that it believes have favorable price-to-value characteristics, have strong free cash flow, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries. The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

		Currency Risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since Baron Global Advantage Fund was launched on April 30, 2012, it does not have performance information for a full calendar year. Please visit the Fund’s website www.baronfunds.com for the most updated performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since Baron Global Advantage Fund was launched on April 30, 2012, it does not have performance information for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.baronfunds.com
Baron Global Advantage Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.35%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(6.85%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.50%	[1],[2]
1	rr_ExpenseExampleYear01	153
3	rr_ExpenseExampleYear03	474
5	rr_ExpenseExampleYear05	818
10	rr_ExpenseExampleYear10	1,791
Baron Global Advantage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.33%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(6.08%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.25%	[1],[2]
1	rr_ExpenseExampleYear01	127
3	rr_ExpenseExampleYear03	397
5	rr_ExpenseExampleYear05	686
10	rr_ExpenseExampleYear10	1,511

[1]	Based on the period April 30, 2012 (commencement of operations) to December 31, 2012. Certain fixed expenses incurred were not annualized during the period.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013